Note 13 - Right-of-use assets, net and lease liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	$ 148,868	$ 132,138
Movements of the year
Currency translation adjustment	1,117	(535)
Additions	64,218	91,321
Transfers / Reclassifications
Disposals	(5,977)	(4,155)
Depreciation charge	(63,669)	(69,901)
Movements of the year	(4,311)	16,730
Values at the end of the year	144,557	148,868
Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	29,735	38,492
Movements of the year
Currency translation adjustment	93	(99)
Additions	17,101	16,034
Transfers / Reclassifications	77	(3,513)
Disposals	(1,501)	(731)
Depreciation charge	(9,901)	(20,448)
Movements of the year	5,869	(8,757)
Values at the end of the year	35,604	29,735
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	91,002	72,813
Movements of the year
Currency translation adjustment	355	(156)
Additions	29,122	52,040
Transfers / Reclassifications	119	3,477
Disposals	(2,993)	(2,453)
Depreciation charge	(36,754)	(34,719)
Movements of the year	(10,151)	18,189
Values at the end of the year	80,851	91,002
Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	25,650	17,988
Movements of the year
Currency translation adjustment	669	(280)
Additions	17,995	22,663
Transfers / Reclassifications	(196)	36
Disposals	(1,483)	(971)
Depreciation charge	(16,002)	(13,786)
Movements of the year	983	7,662
Values at the end of the year	26,633	25,650
Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	2,481	2,845
Movements of the year
Currency translation adjustment
Additions		584
Transfers / Reclassifications
Disposals
Depreciation charge	(1,012)	(948)
Movements of the year	(1,012)	(364)
Values at the end of the year	1,469	2,481
Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	312,161	261,729
Movements of the year
Values at the end of the year	337,333	312,161
Gross carrying amount [member] | Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	66,532	66,464
Movements of the year
Values at the end of the year	64,016	66,532
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	184,895	148,380
Movements of the year
Values at the end of the year	199,551	184,895
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	56,482	43,217
Movements of the year
Values at the end of the year	69,514	56,482
Gross carrying amount [member] | Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	4,252	3,668
Movements of the year
Values at the end of the year	4,252	4,252
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	(163,293)	(129,591)
Movements of the year
Values at the end of the year	(192,776)	(163,293)
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	(36,797)	(27,972)
Movements of the year
Values at the end of the year	(28,412)	(36,797)
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	(93,893)	(75,567)
Movements of the year
Values at the end of the year	(118,700)	(93,893)
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	(30,832)	(25,229)
Movements of the year
Values at the end of the year	(42,881)	(30,832)
Accumulated depreciation, amortisation and impairment [member] | Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Values at the beginning of the year	(1,771)	(823)
Movements of the year
Values at the end of the year	$ (2,783)	$ (1,771)